Income Taxes - Additional Information (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 USD ($) $ / shares
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
Operating loss carryforwards		¥ 62,964,595				$ 9,044,298
Withholding income tax on dividends distributed to holding company outside of China		10.00%	10.00%
PRC withholding tax liability accrued		¥ 43,191,602		¥ 23,345,894		$ 6,204,085
Ordinary Shares | Board of Directors
Income Taxes [Line Items]
Payment of cash dividend per ordinary shares | $ / shares						$ 0.25
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2020	2020
Latest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2024	2024
Shanghai Evergreen Technology Co., Ltd.
Income Taxes [Line Items]
Preferential income tax rate		15.00%	15.00%
Shanghai Evergreen Technology Co., Ltd. | Earliest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2017	2017
Shanghai Evergreen Technology Co., Ltd. | Latest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2019	2019
Inland Revenue, Hong Kong | GreenTree Hotels (Hong Kong), Limited.
Income Taxes [Line Items]
Statutory tax rate		16.50%	16.50%	16.50%	16.50%
PRC Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of Groups PRC subsidiaries		¥ 511,830,950				$ 73,519,916
Uncertain tax positions		261,641,717				37,582,481
Interest expense		26,499,488	$ 3,806,413
Accumulated interest expense		69,301,971		¥ 42,802,483		$ 9,954,605
Accumulated tax penalty recorded | ¥		¥ 0		¥ 0